LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ 2,347	£ (1,468)
Provisions	329	345
Participating Life Insurance Contract [Member] | Scottish Widows [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Additional Costs Of Providing Guaranteed Benefits	£ 2,500	2,800
With-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Percent of distributed profits	90.00%
Non-profit fund [Member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Provisions	£ 39	35
Change in persistency assumptions [Member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(135)
Change in current and future mortality and morbidity rates [Member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	173
Changes in expenses assumptions [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(43)
Current year [Member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other current liabilities	367	350
Previously stated [member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other liabilities	£ 32	£ 13